Revenue	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Revenue

13. Revenue

Disaggregation of Revenue

The tables below reflect revenue by major sources for the fiscal years ended March 31, 2026 and 2025. The Company had no revenue derived from geographical regions outside of Japan during the fiscal years ended March 31, 2026 and 2025.

	Fiscal Years Ended March 31,
	2026	2025	2024
Sales of Software	¥294,528	¥150,971	¥75,125
Consulting and Support Services	315,291	524,590	617,979
Other	1,889	—	—
Total	¥611,708	¥675,561	¥693,104

During the fiscal years ended March 31, 2026, revenue from consulting and support services was primarily generated from provision of e-learning, software installation support services and Digitalization & AI Implementation Subsidy application consulting and support services. During the fiscal years ended March 31, 2025, revenue from consulting and support services was primarily generated from provision of e-learning and software installation support services. During the fiscal year ended March 31, 2024, revenue from consulting and support services was generated from the provision of e-learning, e-commerce store set-up services, and software installation support services.

	Fiscal Years Ended March 31,
	2026	2025	2024
Timing of transfer of goods and services
Point in time	¥15,739	¥—	¥336,031
Over time	595,969	675,561	357,073
Total	¥611,708	¥675,561	¥693,104

The following table summarizes the activity in deferred revenue during the fiscal years ended March 31, 2026 and 2025.

	Fiscal Years Ended March 31,
	2026	2025
Deferred revenue, beginning of period	¥764,933	¥399,413
Deferred revenue, end of period	1,228,733	764,933

Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	372,940	93,870

As of March 31, 2026 and 2025, deferred revenue represents the Company’s remaining performance obligations to provide software, e-learning and software installation support services for which consideration has been received.

As of March 31, 2026 and 2025, revenue of JPY1,228,733 and JPY764,933, respectively, is expected to be recognized from remaining performance obligations for customer contracts. As of March 31, 2026 and 2025, the Company expects to recognize revenue of JPY523,536 and JPY351,937, respectively, from these remaining performance obligations over the next 12 months, with the remaining balances to be recognized thereafter.